UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07360

Monetta Trust

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(Exact name of registrant as specified in charter)

1776 S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Address of principal executive offices) (Zip Code)

Monetta Financial Services, Inc.

1776-A S. Naperville Road, Suite 100

Wheaton, IL 60189-5831

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(Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-462-9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. SCHEDULE OF INVESTMENTS

The following is the schedule of investments as of September 30, 2012 for the Monetta Trust, a Massachusetts Business Trust, consisting of three series:  Monetta Young Investor Fund, Monetta Mid-Cap Equity Fund and Orion/Monetta Intermediate Bond Fund.

Schedule of Investments (Unaudited)		September 30, 2012
Monetta Young Investor Fund

COMMON STOCKS - 47.0%
NUMBER OF SHARES		VALUE
Consumer Discretionary - 15.8%

Automobiles & Components - 1.5%
70,000	Ford Motor Co.	690,200

Consumer Durables & Apparel - 1.3%
17,000	Lennar Corp. - CL A	591,090

Consumer Services - 3.1%
12,000	McDonald's Corp.	1,101,000
5,000	Yum! Brands Inc.	331,700
		1,432,700

Media - 4.0%
15,000	Comcast Corp. - CL A	536,550
25,000	Walt Disney Co.	1,307,000
		1,843,550

Retailing - 5.9%
5,000	Amazon.com Inc.*	1,271,600
13,000	Home Depot Inc.	784,810
8,000	TJX Companies Inc.	358,320
3,000	Ulta Salon Cosmetics & Fragrance Inc.*	288,915
		2,703,645

Consumer Staples - 4.8%

Food & Staples Retailing - 1.5%
9,000	Wal-Mart Stores Inc.	664,200

Food Beverage & Tobacco - 2.5%
12,000	The Coca-Cola Co.	455,160
10,000	PepsiCo Inc.	707,700
		1,162,860

Household & Personal Products - 0.8%
4,000	Kimberly-Clark Corp.	343,120

Energy - 2.8%

Energy - 2.8%
6,500	Exxon Mobil Corp.	594,425
12,000	ConocoPhillips	686,160
		1,280,585

Financials - 4.2%

Diversified Financials - 4.2%
80,000	Bank of America Corp.	706,400
30,000	JPMorgan Chase & Co.	1,214,400
		1,920,800

Health Care - 5.6%

Health Care Equipment & Services - 1.4%
10,000	Express Scripts Holding Co.*	626,700

Pharmaceuticals & Biotechnology - 4.2%
47,000	Amarin Corp. plc - ADR (b)*	592,200
13,000	Johnson & Johnson	895,830
18,000	Pfizer Inc.	447,300
		1,935,330

Industrials - 1.5%

Industrials - 1.5%
8,000	Caterpillar Inc.	688,320

Information Technology - 12.3%

Software & Services - 6.5%
15,000	eBay Inc.*	726,150
1,000	Google Inc.*	754,500
2,000	MasterCard Inc. - CL A	902,960
20,000	Microsoft Corp.	595,600
		2,979,210

Technology Hardware & Equipment - 5.8%
2,000	Apple Inc.	1,334,520
35,000	Cisco Systems Inc.	668,150
10,000	Qualcomm Inc.	624,900
		2,627,570

Total Common Stocks		21,489,880
(Cost $19,004,508) (a)

Exchange Traded Funds - 48.5%

33,700	iShares S&P 100 Index	2,239,702
36,000	iShares S&P 500 Index	5,198,400
5,000	iShares S&P 500 Growth	389,250
39,000	SPDR S&P 500 ETF Trust Series	5,613,270
30,000	Vanguard S&P 500 ETF	1,977,600
34,200	Vanguard Large-Cap ETF	2,246,598
31,000	Vanguard Growth ETF	2,244,400
37,500	Vanguard Value ETF	2,202,000

Total Exchange Traded Funds		22,111,220
(Cost $19,734,412) (a)

Mutual Funds - 4.3%

1,947,062	AIM Liquid Assets Portfolio	1,947,062
	- Institutional Class

Total Mutual Funds		1,947,062
(Cost $1,947,062) (a)

Total Investments - 99.8%		45,548,162
(Cost $40,685,982) (a)

Other Net Assets Less Liabilities - 0.2%		82,221

Net Assets - 100%		45,630,383

(a) Cost for book and tax purposes is $40,685,982 the aggregate gross unrealized appreciation is $5,061,152 and aggregate gross unrealized depreciation is $198,972, resulting in net unrealized appreciation of $4,862,180.

(b) American Depository Receipt (ADR).

* Non-income producing security.

Schedule of Investments (Unaudited)		September 30, 2012
Monetta Mid-Cap Equity Fund

COMMON STOCKS - 88.0%
NUMBER OF SHARES		VALUE
Consumer Discretionary - 15.8%

Consumer Durables & Apparel - 4.8%
2,500	Lennar Corp.	86,925
1,000	Whirlpool Corp.	82,910
		169,835

Consumer Services - 1.9%
400	Panera Bread Co. - CL A*	68,356

Retailing - 9.1%
2,000	Expedia Inc.	115,680
1,000	Lumber Liquidators Holdings Inc.*	50,680
2,900	J.C. Penney Co. Inc.	70,441
1,300	Ross Stores Inc.	83,980
		320,781

Consumer Staples - 1.8%

Household & Personal Products - 1.8%
1,200	Church & Dwight Co. Inc.	64,788

Energy - 5.7%

Energy - 5.7%
2,100	Oceaneering International Inc.	116,025
700	Core Laboratories N.V.	85,036
		201,061

Financials - 9.5%

Banks - 3.4%
50,000	Synovus Financial Corp.	118,500

Diversified Financials - 6.1%
1,200	Affiliated Managers Group Inc.*	147,600
5,000	Jefferies Group Inc.	68,450
		216,050

Health Care - 5.8%

Pharmaceuticals & Biotechnology - 5.8%
1,000	Alexion Pharmaceuticals Inc.*	114,400
7,200	Amarin Corp. plc - ADR (b)*	90,720
		205,120

Industrials - 13.0%

Capital Goods - 10.2%
2,000	Ametek Inc.	70,900
1,500	Fluor Corp.	84,420
800	Transdigm Group Inc.*	113,496
2,800	United Rentals Inc.*	91,588
		360,404

Commercial & Professional Services - 2.8%
1,100	Stericycle Inc.*	99,572

Information Technology - 29.0%

Semiconductors and Semiconductor Equipment - 6.7%
3,400	Cirrus Logic Inc.*	130,526
4,500	Skyworks Solutions Inc.*	106,043
		236,569

Software & Services - 22.3%
3,200	Akamai Technologies Inc.*	122,432
1,000	Alliance Data Systems Corp.*	141,950
2,000	BMC Software Inc.*	82,980
800	Equinix Inc.*	164,840
1,500	Red Hat Inc.*	85,410
3,100	Tibco Software Inc.*	93,713
2,000	VeriSign Inc.*	97,380
		788,705

Materials - 3.0%

Materials - 3.0%
2,500	Ball Corp.	105,775

Telecommunication Services - 4.4%

Telecommunication Services - 4.4%
2,500	SBA Communications Corp.*	157,250

Total Common Stocks		3,112,766
(Cost $2,714,221) (a)

Exchange Traded Funds - 4.5%

10,200	SPDR Financial Select	159,120

Total Exchange Traded Funds		159,120
(Cost $138,104) (a)

Mutual Funds - 8.1%

285,124	AIM Liquid Assets Portfolio	285,124
	- Institutional Class

Total Mutual Funds		285,124
(Cost $285,124) (a)

Total Investments - 100.6%		3,557,010
(Cost $2,999,345) (a)

Other Net Assets Less Liabilities - (0.6%)		-21,211

Net Assets - 100%		3,535,799

(a) Cost for book and tax purposes is $2,999,345 the aggregate gross unrealized appreciation is $592,325 and aggregate gross unrealized depreciation is $34,660, resulting in net unrealized appreciation of $557,665.

(b) American Depository Receipt (ADR).

* Non-income producing security.

Schedule of Investments (Unaudited)		September 30, 2012
Orion/Monetta Intermediate Bond Fund

CORPORATE BONDS - 97.7%
PRINCIPAL AMOUNT		MATURITY DATE	VALUE
Basic Materials - 3.0%

Chemicals - 3.0%
250,000	E.I. Du Pont De Nemours - 5.750%	03/15/19	307,961

Consumer-Cyclical - 1.1%

Retail - 1.1%
100,000	Wal-Mart Stores Inc. - 4.500%	07/01/15	110,996

Consumer-Non-Cyclical - 27.9%

Agriculture - 3.9%
330,000	Lorillard Tobacco Co. - 6.875%	05/01/20	405,731

Beverages - 4.8%
50,000	Anheuser-Busch Inbev N.V. - 3.625%	04/15/15	53,727
200,000	Diageo Finance Bv - 5.300%	10/28/15	227,476
200,000	PepsiCo, Inc. - 3.100%	01/15/15	211,288
			492,491

Commercial Services - 3.4%
300,000	The Western Union Co. - 5.930%	10/01/16	353,294

Cosmetics/Personal Care - 1.1%
100,000	The Procter & Gamble Co. - 4.850%	12/15/15	113,507

Food - 4.3%
200,000	Dean Foods Co. - 6.900%	10/15/17	214,000
200,000	Smithfield Foods Inc. - 7.750%	07/01/17	226,000
			440,000

Healthcare-Services - 3.5%
300,000	Wellpoint, Inc. - 5.875%	06/15/17	357,281

Pharmaceuticals - 6.9%
100,000	Abbott Laboratories - 5.600%	11/30/17	122,860
50,000	Johnson & Johnson - 2.150%	05/15/16	52,737
300,000	Merck & Co. Inc. - 4.000%	06/30/15	328,701
200,000	Novartis Capital Corp. - 4.125%	02/10/14	210,026
			714,324

Energy - 6.5%

Oil & Gas- 6.5%
500,000	Chesapeake Energy Corp. - 9.500%	02/15/15	553,125
100,000	United Refining Co. - 10.500%	02/28/18	110,250
			663,375

Financial - 55.4%

Banks - 6.9%
125,000	Morgan Stanley - 4.750%	04/01/14	129,445
500,000	Bank of America Corp. - 10.200%	07/15/15	581,792
			711,237

Diversified Financial Services - 6.3%
600,000	General Electric Capital Corp. - 5.650%	06/09/14	649,133

Finance-Commercial - 3.6%
282,000	Caterpillar Financial Services Corp. - 7.150%	02/15/19	372,123

Finance-Credit Card - 3.1%
250,000	American Express Co. - 7.000%	03/19/18	316,775

Finance-Investment Banker/Broker - 8.4%
200,000	E*Trade Financial Corp. - 7.875%	12/01/15	204,750
200,000	Jeffries Group, Inc. - 5.125%	04/13/18	204,000
425,000	TD Ameritrade Holding Co. - 4.150%	12/01/14	454,350
			863,100

Finance-Other Services - 2.1%
200,000	CME Group, Inc. - 5.750%	02/15/14	213,897

Insurance - 22.4%
325,000	American Int'l Group - 5.600%	10/18/16	370,589
250,000	Genworth Financial - 7.200%	02/15/21	256,024
415,000	Hartford Financial Services Group Inc. - 4.000%	03/30/15	437,845
500,000	Protective Life Corp. - 7.375%	10/15/19	596,404
485,000	Torchmark Corp. - 9.250%	06/15/19	645,708
			2,306,570

Investment Management/Advisor Services - 2.6%
250,000	Blackrock, Inc. - 3.500%	12/10/14	266,313

Industrials - 1.8%

Aerospace/Defense - 1.8%
150,000	United Technologies Corp. - 5.375%	12/15/17	182,685

Technology - 0.9%

Software - 0.9%
100,000	First Data Corp. - 11.250%	03/31/16	97,500

Utilities - 1.1%

Utilities - 1.1%
100,000	NRG Energy, Inc. - 7.625%	01/15/18	108,750

Total Corporate Bonds			10,047,043
(Cost $9,332,005)(a)

Exchange Traded Funds - 0.7%

2,800	ProShares UltraShort Lehman 7-10 year		77,112

Total Exchange Traded Funds			77,112
(Cost $97,796)(a)

Mutual Funds - 0.1%

9,676	AIM Liquid Assets Portfolio - Institutional Class		9,676

Total Mutual Funds			9,676
(Cost $9,676)(a)

Total Investments - 98.5%			10,133,831
(Cost $9,439,477)(a)

Other Net Assets Less Liabilities - 1.5%			151,351

Net Assets - 100%			10,285,182

(a) Cost for book and tax purposes is $9,439,477 the aggregate gross unrealized appreciation is $724,584 and aggregate gross unrealized depreciation is $30,230, resulting in net unrealized appreciation of $694,354.

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements and Disclosures Topic, of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification.

These inputs are summarized in the three broad levels listed below:

* Level 1 - quoted prices in active markets for identical securities;

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.);

* Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the respective Funds' investments at September 30, 2012, based on the inputs used to value them (in thousands):

                                       INVESTMENTS IN SECURITIES (unaudited)

TYPE OF INVESTMENTS	LEVEL I	LEVEL II	LEVEL III	TOTAL

YOUNG INVESTOR FUND
Common Stocks	$21,490	$0	$0	$21,490
Exchange Traded Funds	$22,111	$0	$0	$22,111
Money Market Funds	$1,947	$0	$0	$1,947

FUND TOTAL	$45,548	$0	$0	$45,548

MID-CAP EQUITY FUND
Common Stocks	$3,113	$0	$0	$3,113
Exchange Traded Funds	$159	$0	$0	$159
Money Market Funds	$285	$0	$0	$285

FUND TOTAL	$3,557	$0	$0	$3,557

ORION/MONETTA INTERMEDIATE BOND FUND
Corporate Bonds	$0	$10,047	$0	$10,047
Exchange Traded Funds	$77	$0	$0	$77
Money Market Funds	$10	$0	$0	$10

FUND TOTAL	$87	$10,047	$0	$10,134

For additional category information for the investments in securities presented above, please refer to the Fund's Schedule of Investments.

Additional investment related disclosures are hereby incorporated by reference to the annual report and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under Act(17 CFR 270.30a-3(c))) are effective as of a date within 90 days of the filing date of this report that includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures required by Rule  30a-3(b) under Act(17 CFR270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act(17  CFR   240.13a-15(b) or 240.15d-15(b)).

b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act(17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 3. EXHIBITS

Certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17CFR270.30A-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Monetta Trust

By (Signature and Title)*                /s/ ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                                       November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/  ROBERT S. BACARELLA

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Robert S. Bacarella, Principal Executive Officer

Date                                                       November 28, 2012

By (Signature and Title)*               /s/  ROBERT J. BACARELLA

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Robert J. Bacarella, Principal Financial Officer

Date                                                       November 28, 2012